Staff expenses (Tables)	12 Months Ended
Dec. 31, 2019
Classes Of Employee Benefits Expense [abstract]
Summary of Staff Expenses
27 Staff expenses

Staff expenses
	2019	2018	2017
Salaries	3,572	3,287	3,273
Pension costs and other staff-related benefit costs	366	385	381
Social security costs	530	509	499
Share-based compensation arrangements	41	49	74
External employees	974	901	716
Education	64	87	76
Other staff costs	208	202	183
	5,755	5,420	5,202

Summary of Number of Employees
Number of employees
	Netherlands			International			Total
	2019	2018	2017	2019	2018	2017	2019	2018	2017
Total average numberof internal employees at full time equivalent basis	14,415	13,600	13,141	39,016	38,633	38,363	53,431	52,233	51,504

Summary of Changes in Option Rights Outstanding
Changes in option rights outstanding
	Options outstanding			Weighted average exercise price
	(in numbers)			(in euros)
	2019	2018	2017	2019	2018	2017
Opening balance	5,123,853	15,141,980	25,574,912	5.69	12.36	15.53
Exercised	–2,186,316	–827,755	–2,216,764	4.40	5.91	5.89
Forfeited	–45,852	–89,816	–168,007	7.01	8.09	14.26
Expired	–535,342	–9,100,556	–8,048,161	3.51	16.75	24.18
Closing balance	2,356,343	5,123,853	15,141,980	7.35	5.69	12.36

Summary of Stock Options Outstanding and Exercisable
Summary of stock options outstanding and exercisable
	Options outstanding and exercisable as at 31 December			Weighted average remaining contractual life			Weighted average exercise price
Range of exercise price in euros	2019	2018	2017	2019	2018	2017	2019	2018	2017
0.00 – 5.00		1,930,068	2,294,423		0.21	1.21		2.88	2.88
5.00 – 10.00	2,356,343	3,193,785	3,754,542	0.22	1.21	2.21	7.35	7.38	7.38
10.00 – 15.00			110,086			0.71			14.35
15.00 – 20.00			8,982,929			0.21			16.84
	2,356,343	5,123,853	15,141,980

Summary of Changes in Share Awards
Changes in share awards
	Share awards			Weighted average grant date fair value
	(in numbers)			(in euros)
	2019	2018	2017	2019	2018	2017
Opening balance	5,854,999	7,222,279	8,382,963	11.62	11.46	10.44
Granted	2,170,654	4,100,993	5,006,120	10.04	12.50	13.20
Performance effect	–	341,623	379,934	11.12	11.65	10.47
Vested	–3,945,020	–5,565,093	–6,328,318	11.23	12.05	11.40
Forfeited	–223,585	–244,803	–218,420	11.39	11.52	10.83
Closing balance	3,857,048	5,854,999	7,222,279	11.14	11.62	11.46